Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment
15.	PROPERTY, PLANT AND EQUIPMENT
	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset	Office equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2019	6,206	47,890	5,715	96,718	5,780	6,722	1,673	170,704
Effects on initial application of IFRS 16	—	—	—	—	(192)	—	—	(192)
Adjusted balance at January 1, 2019	6,206	47,890	5,715	96,718	5,588	6,722	1,673	170,512
Additions	—	7	119	292	433	315	2,240	3,406
Disposals	—	—	(4)	(2,308)	(524)	(331)	—	(3,167)
Transfer	—	(167)	746	1,748	180	139	(2,582)	64
Exchange differences	632	2,813	454	7,419	332	247	47	11,944
At December 31, 2019	6,838	50,543	7,030	103,869	6,009	7,092	1,378	182,759
Additions	—	—	138	239	265	363	15,691	16,696
Disposals	—	—	(31)	(6,129)	(483)	(205)	—	(6,848)
Transfer	—	680	152	1,157	115	17	(2,093)	28
Exchange differences	34	893	47	1,129	63	321	685	3,172
At December 31, 2020	6,872	52,116	7,336	100,265	5,969	7,588	15,661	195,807

Depreciation/Impairment
At January 1, 2019	—	(33,730)	(3,567)	(82,948)	(3,482)	(5,559)	—	(129,286)
Effects on initial application of IFRS 16	—	—	—	—	126	—	—	126
Adjusted balance at January 1, 2019	—	(33,730)	(3,567)	(82,948)	(3,356)	(5,559)	—	(129,160)
Depreciation charge for the year	—	(1,044)	(338)	(2,391)	(541)	(420)	—	(4,734)
Impairment	—	—	(1)	(550)	7	(2)	—	(546)
Disposals	—	—	4	2,274	477	329	—	3,084
Transfer	—	265	(265)	—	(64)	—	—	(64)
Exchange differences	—	(2,361)	(297)	(6,517)	(185)	(232)	—	(9,592)
At December 31, 2019	—	(36,870)	(4,464)	(90,132)	(3,662)	(5,884)	—	(141,012)
Depreciation charge for the year	—	(962)	(384)	(2,301)	(514)	(414)	—	(4,575)
Impairment	—	—	—	(198)	—	(4)	—	(202)
Disposals	—	—	21	6,128	438	203	—	6,790
Transfer	—	—	—	—	(56)	—	—	(56)
Exchange differences	—	(653)	(29)	(1,041)	(63)	(266)	—	(2,052)
At December 31, 2020	—	(38,485)	(4,856)	(87,544)	(3,857)	(6,365)	—	(141,107)

Net book value
At December 31, 2020	6,872	13,631	2,480	12,721	2,112	1,223	15,661	54,700
At December 31, 2019	6,838	13,673	2,566	13,737	2,347	1,208	1,378	41,747
At January 1, 2019	6,206	14,160	2,148	13,770	2,298	1,163	1,673	41,418

15.	PROPERTY, PLANT AND EQUIPMENT (continued)

15(a)Impairment of property, plant and equipment

In 2020, 2019 and 2018 the Company recorded an impairment loss of $202, $546 and $11 on property, plant and equipment at Sigma Cable, Shanghai Yayang and SFO facilities. The impairment is presented within cost of sales in consolidated income statements, other operating expenses in Note 7(b), and the impairment of property, plant and equipment of ROW, North Asia and Thailand segments in Note 5.

The Company identified impairment at Sigma Cable due to lack of profitability. The Company determined that certain machinery and equipment would not generate the expected future cash flows. The impairment test revealed that the total carrying amount of these assets was greater than their total recoverable amount. After considering the relevant objective evidence, the Company recorded an impairment loss.

The Company performed a valuation for utilized machinery measured at fair value less costs to sell using a cost approach due to closure of the manufacturing facilities at Shanghai Yayang. Its fair value measurement was classified as Level 3 of the fair value hierarchy. After considering the relevant evidence, the key assumption used included replacement costs, residual value and remaining useful life of these existing assets. The impairment test revealed that the recoverable amount was lower than the carrying amount.

The Company considers the market demand for SFO’s products and performed an impairment test on the CGU composed of property, plant and equipment used in the manufacturing of fiber optic cables at SFO. The Company determined the recoverable amount of the CGU to be $0 based on the value in use. The key assumptions used in calculating the value in use included the revenue growth and a discount rate of 14.8%.

15(b)Lease arrangements under property, plant and equipment

The carrying value of motor vehicles under lease arrangements as of December 31, 2020, 2019 and 2018 were $0, $0 and $66, respectively. These assets under lease arrangements are pledged for lease liabilities (Note 25(b)).

15(c)Pledge

Information about the property, plant and equipment that were pledged to others as collaterals is provided in Note 27(e) (i).